OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other assets [text block] [Abstract]
Schedule of Other Assets

	2021	2020
	£m	£m
Property, plant and equipment:
Investment properties (see below)	3,612	3,347
Premises	817	885
Equipment	1,634	2,062
Operating lease assets (see below)	4,196	3,960
Right-of-use assets (note 26)	1,318	1,500
	11,577	11,754
Settlement balances	434	1,389
Prepayments	1,022	1,232
Reinsurance assets	759	842
Deferred acquisition and origination costs	64	74
Other assets	1,593	1,555
Total other assets	15,449	16,846

Schedule of Property, Plant and Equipment	The table below analyses movements in level 3 investment properties, which are carried at fair value.

	2021	2020
	£m	£m
At 1 January	3,347	3,553
Acquisition of new properties	18	61
Additional expenditure on existing properties	68	21
Change in fair value (note 7)	575	(209)
Disposals	(396)	(79)
At 31 December	3,612	3,347

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2021	2020
	£m	£m
Within 1 year	848	864
1 to 2 years	561	548
2 to 3 years	288	274
3 to 4 years	86	78
4 to 5 years	8	7
Over 5 years	—	—
Total future minimum rentals receivable	1,791	1,771